Consolidated Statement of Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Capital in Excess of Par Value [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Earnings (Loss) [Member]
Balance at Dec. 31, 2009	$ 892.9	$ 102.5	$ 349.1	$ 450.3	$ (9.0)
Beginning, Shares at Dec. 31, 2009		102.5
Net earnings	174.1			174.1
Net change in pension asset/liability, net of taxes	2.1				2.1
Foreign currency translation	10.1				10.1
Change in fair value of derivative instruments, net of taxes	(1.0)				(1.0)
Compensation expense related to stock option plan grants	7.7		7.7
Tax impact from issuance of common stock	1.4		1.4
Common stock issued in:
Purchase transactions	111.9	4.2	107.7
Purchase transactions, shares		4.2
Stock option plans	31.3	1.5	29.8
Stock option plans (in shares)	1.5	1.5
Employee stock purchase plan	5.4	0.2	5.2
Employee stock purchase plan (in shares)		0.2
Deferred compensation and restricted stock	6.6		6.6
Other compensation expense	1.1		1.1
Common stock repurchases	(0.8)		(0.8)
Cash dividends declared on common stock	(136.1)			(136.1)
Balance at Dec. 31, 2010	1,106.7	108.4	507.8	488.3	2.2
Balance, Shares at Dec. 31, 2010		108.4
Net earnings	144.1			144.1
Net change in pension asset/liability, net of taxes	(30.6)				(30.6)
Foreign currency translation	(16.1)				(16.1)
Change in fair value of derivative instruments, net of taxes	(2.7)				(2.7)
Compensation expense related to stock option plan grants	7.1		7.1
Tax impact from issuance of common stock	3.7		3.7
Common stock issued in:
Purchase transactions	102.3	3.4	98.9
Purchase transactions, shares		3.4
Stock option plans	66.7	2.6	64.1
Stock option plans (in shares)	2.6	2.6
Employee stock purchase plan	7.2	0.3	6.9
Employee stock purchase plan (in shares)		0.3
Deferred compensation and restricted stock	5.9		5.9
Common stock repurchases	(1.2)		(1.2)
Cash dividends declared on common stock	(149.5)			(149.5)
Balance at Dec. 31, 2011	1,243.6	114.7	693.2	482.9	(47.2)
Balance, Shares at Dec. 31, 2011		114.7
Net earnings	195.0			195.0
Net change in pension asset/liability, net of taxes	(3.4)				(3.4)
Foreign currency translation	16.1				16.1
Change in fair value of derivative instruments, net of taxes	1.7				1.7
Compensation expense related to stock option plan grants	7.2		7.2
Tax impact from issuance of common stock	0.5		0.5
Common stock issued in:
Purchase transactions	276.3	7.8	268.5
Purchase transactions, shares		7.8
Stock option plans	73.9	2.8	71.1
Stock option plans (in shares)	2.8	2.8
Employee stock purchase plan	8.4	0.3	8.1
Employee stock purchase plan (in shares)		0.3
Deferred compensation and restricted stock	8.0	0.1	7.9
Deferred compensation and restricted stock (in shares)		0.1
Other compensation expense	0.3		0.3
Common stock repurchases	(1.5)	(0.1)	(1.4)
Common stock repurchases, shares		(0.1)
Cash dividends declared on common stock	(167.5)			(167.5)
Balance at Dec. 31, 2012	1,658.6	125.6	1,055.4	510.4	(32.8)
Balance, Shares at Dec. 31, 2012		125.6
Net earnings	134.0			134.0
Net change in pension asset/liability, net of taxes	0.2				0.2
Foreign currency translation	(39.0)				(39.0)
Change in fair value of derivative instruments, net of taxes	(1.0)				(1.0)
Compensation expense related to stock option plan grants	3.2		3.2
Tax impact from issuance of common stock	4.9		4.9
Common stock issued in:
Purchase transactions	1.7		1.7
Stock option plans	47.4	1.8	45.6
Stock option plans (in shares)	1.8	1.8
Employee stock purchase plan	4.0	0.1	3.9
Employee stock purchase plan (in shares)		0.1
Deferred compensation and restricted stock	(22.5)	0.2	(22.7)
Deferred compensation and restricted stock (in shares)		0.2
Cash dividends declared on common stock	(89.5)			(89.5)
Balance at Jun. 30, 2013	$ 1,702.0	$ 127.7	$ 1,092.0	$ 554.9	$ (72.6)
Balance, Shares at Jun. 30, 2013		127.7